PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 94.9%
Common Stocks
Argentina 3.5%
MercadoLibre, Inc.*	31,648	$35,827,435
Brazil 1.8%
NU Holdings Ltd. (Class A Stock)*(a)	2,407,469	17,863,420
China 19.8%
Bilibili, Inc., ADR*(a)	352,468	12,438,596
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	609,509	58,153,421
Full Truck Alliance Co. Ltd., ADR*(a)	1,703,810	14,431,271
JD.com, Inc., ADR*	329,699	24,687,861
Kanzhun Ltd., ADR*(a)	603,340	18,275,168
LONGi Green Energy Technology Co. Ltd. (Class A Stock)	1,319,159	14,832,091
Silergy Corp.	301,234	39,944,130
Wuxi Biologics Cayman, Inc., 144A*	880,115	8,809,334
XPeng, Inc., ADR*	289,172	10,147,045
		201,718,917
India 35.5%
Apollo Hospitals Enterprise Ltd.	344,816	20,687,783
Ashok Leyland Ltd.	24,496,611	44,055,290
Asian Paints Ltd.	640,985	27,246,783
Avenue Supermarts Ltd., 144A*	474,589	26,393,111
Bajaj Finance Ltd.	218,324	20,717,403
Divi’s Laboratories Ltd.	385,578	20,953,472
Dr. Lal PathLabs Ltd., 144A	355,511	14,269,419
HDFC Bank Ltd., ADR	607,739	41,709,128
HDFC Life Insurance Co. Ltd., 144A	3,067,902	25,747,254
Hindustan Unilever Ltd.	680,458	20,834,415
Larsen & Toubro Infotech Ltd., 144A	111,165	9,411,380
MakeMyTrip Ltd.*(a)	1,080,804	28,846,659
Titan Co. Ltd.	1,123,590	35,899,542
Zomato Ltd.*	20,375,512	24,861,599
		361,633,238
Indonesia 6.3%
Bank Central Asia Tbk PT	60,134,413	31,990,318
Bank Jago Tbk PT*	27,713,851	31,691,364
		63,681,682

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Poland 0.9%
LPP SA	2,380	$9,284,789
Russia 1.2%
TCS Group Holding PLC, GDR	169,154	12,142,312
South Korea 5.2%
Coupang, Inc.*(a)	742,154	15,451,646
Samsung SDI Co. Ltd.	76,149	37,784,692
		53,236,338
Taiwan 12.6%
Sea Ltd., ADR*	446,449	67,105,749
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	498,030	61,073,419
		128,179,168
Thailand 5.5%
Airports of Thailand PCL*	13,806,033	26,598,367
Minor International PCL*	31,533,513	29,137,140
		55,735,507
United States 2.6%
Globant SA*	105,217	26,849,274

Total Long-Term Investments (cost $1,053,460,867)		966,152,080
Short-Term Investments 10.7%
Affiliated Mutual Fund 5.0%
PGIM Institutional Money Market Fund (cost $50,566,146; includes $50,562,673 of cash collateral for securities on loan)(b)(we)	50,601,568	50,566,146

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Shares	Value

Unaffiliated Fund 5.7%
Dreyfus Government Cash Management (Institutional Shares) (cost $58,304,827)	58,304,827	$58,304,827

Total Short-Term Investments (cost $108,870,973)		108,870,973

TOTAL INVESTMENTS 105.6% (cost $1,162,331,840)		1,075,023,053
Liabilities in excess of other assets (5.6)%		(56,727,478)

Net Assets 100.0%		$1,018,295,575

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,251,358; cash collateral of $50,562,673 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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